CSLL (social contribution on profits), with rates as shown below (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Program Of Social Integration [Member] | Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	15.00%
Program Of Social Integration [Member] | Non Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate		15.00%
[custom:ApplicableTaxRate1]		10.00%
Contribution For The Financing Of Social Security [Member] | Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
[custom:ApplicableTaxRate1]	10.00%
Contribution For The Financing Of Social Security [Member] | Non Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	20.00%	15.00%